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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:   028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:

/s/ Ron Ray                                      NEW YORK, NEW YORK                             AUGUST 9, 2006
---------------------------                 ------------------------------              ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      72
                                                             ------------------

Form 13F Information Table Value Total:                                $669,892
                                                             ------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment anagers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -----------       --------------------------         ------------------

         None.

                                                Para Advisors, LLC
                                            Form 13F Information Table
                                            Quarter ended June 30, 2006

                                                                            INVESTMENT DISCRETION             VOTING AUTHORITY
                                              Fair Market Shares or
                                                 Value    Principal SH/ Put/      Shared  Shared  Other
Issuer                       Title    Cusip      (in       Amount   PRN Call Sole Defined Other  Managers  Sole     Shared   None
                            of Class  Number  thousands)
------------------------------------------------------------------------------------------------------------------------------------
AETHER HOLDINGS INC           COM   00808v105   $1,925     350000   SH         X                          350,000
-----------------------------------------------------------------------------------------------------------------------------------
AK STEEL HOLDING CORP         COM   001547108   $3,917     283200   SH         X                          283,200
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP                  COM   718154107   $30,943    421400   SH         X                          421,400
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO           COM   025816109   $16,333    306900   SH         X                          306,900
-----------------------------------------------------------------------------------------------------------------------------------
AQUILA INC                    COM   03840p102   $11,825    2808700  SH         X                         2,808,700
-----------------------------------------------------------------------------------------------------------------------------------
ARAMARK CORP-CL B             COM   038521100   $18,747    566200   SH         X                          566,200
-----------------------------------------------------------------------------------------------------------------------------------
American Intl Grp             COM   026874107   $11,137    188600   SH         X                          188,600
-----------------------------------------------------------------------------------------------------------------------------------
Anworth Mortgage              COM   037347101   $5,533     666600   SH         X                          666,600
-----------------------------------------------------------------------------------------------------------------------------------
BIOPURE CORP WARRANTS         COM   09065h139     $3       300000   SH         X                          300,000
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP        COM   101137107   $3,178     188700   SH         X                          188,700
-----------------------------------------------------------------------------------------------------------------------------------
CAMBREX CORP                  COM   132011107   $10,253    492200   SH         X                          492,200
-----------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS        COM   16117M107   $1,638     1449700  SH         X                         1,449,700
-----------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC           COM   16411r208   $10,035    257300   SH         X                          257,300
-----------------------------------------------------------------------------------------------------------------------------------
DIGUANG INTERNATIONAL
DEVELO 1                      COM   25402t107    $350       70000   SH         X                           70,000
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPARTMENT
STORES IN                     COM   31410H101   $8,564     234000   SH         X                          234,000
-----------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR INC   COM   35687m107   $33,947    1170600  SH         X                         1,170,600
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp               COM   319963104   $10,810    240000   SH         X                          240,000
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC       COM   38141G104   $20,970    139400   SH         X                          139,400
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Aeroportuario -ADR      COM   400506101   $4,507     141500   SH         X                          141,500
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES MSCI JAPAN INDEX
FUND                          COM   464286848   $21,879    1604000  SH         X                         1,604,000
-----------------------------------------------------------------------------------------------------------------------------------
J Crew Group                  COM   46612h402   $2,600      94700   SH         X                           94,700
-----------------------------------------------------------------------------------------------------------------------------------
JONES APPAREL GROUP INC       COM   480074103   $4,466     140500   SH         X                          140,500
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS CITY SOUTHERN          COM   485170302   $16,867    608900   SH         X                          608,900
-----------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SERVICES INC       COM   492914106   $29,446    1930900  SH         X                         1,930,900
-----------------------------------------------------------------------------------------------------------------------------------



                                                                            INVESTMENT DISCRETION             VOTING AUTHORITY
                                              Fair Market Shares or
                                                 Value    Principal SH/ Put/      Shared  Shared  Other
Issuer                       Title    Cusip      (in       Amount   PRN Call Sole Defined Other  Managers  Sole     Shared   None
                            of Class  Number  thousands)
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC    COM   53220k207   $9,443     1117500  SH         X                         1,117,500
-----------------------------------------------------------------------------------------------------------------------------------
Loews                         COM   540424108   $8,480     239200   SH         X                          239,200
-----------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP            COM   577914104   $5,908      93500   SH         X                           93,500
-----------------------------------------------------------------------------------------------------------------------------------
METROMEDIA INTERNATIONAL
GROUP                         COM   591695101   $1,253     963500   SH         X                          963,500
-----------------------------------------------------------------------------------------------------------------------------------
MI DEVELOPMENT INC            COM   55304x104   $9,539     281300   SH         X                          281,300
-----------------------------------------------------------------------------------------------------------------------------------
MICHAELS STORES INC           COM   594087108   $10,310    250000   SH         X                          250,000
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                COM   594918104   $25,281    1085000  SH         X                         1,085,000
-----------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP (NEW)             COM   60467R100   $13,907    518900   SH         X                          518,900
-----------------------------------------------------------------------------------------------------------------------------------
MITSUBISHI UFJ FINANCIAL
- ADR                         COM   606822104   $9,154     656200   SH         X                          656,200
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's                    COM   580135101   $9,539     283900   SH         X                          283,900
-----------------------------------------------------------------------------------------------------------------------------------
NABI BIPHARMACEUTICALS        COM   629519109   $6,727     1172000  SH         X                         1,172,000
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                COM   629377508   $20,293    421200   SH         X                          421,200
-----------------------------------------------------------------------------------------------------------------------------------
Ntl                           COM   629407107   $2,490     100000   SH         X                          100,000
-----------------------------------------------------------------------------------------------------------------------------------
OAO GAZPROM-SPON ADR REG S    COM    2016629    $15,559    370000   SH         X                          370,000
-----------------------------------------------------------------------------------------------------------------------------------
ORACLE CORPORATION            COM   68389X105   $15,720    1084900  SH         X                         1,084,900
-----------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP             COM   717265102   $21,362    260000   SH         X                          260,000
-----------------------------------------------------------------------------------------------------------------------------------
PIONEER NATURAL RESOURCES CO  COM   723787107   $17,404    375000   SH         X                          375,000
-----------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO           COM   742718109   $20,989    377500   SH         X                          377,500
-----------------------------------------------------------------------------------------------------------------------------------
S1 CORPORTATION               COM   78463b101   $9,061     1887780  SH         X                         1,887,780
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                 COM   803111103   $10,583    660600   SH         X                          660,600
-----------------------------------------------------------------------------------------------------------------------------------
SAVIENT PHARMACEUTICALS INC   COM   80517q100   $8,798     1675900  SH         X                         1,675,900
-----------------------------------------------------------------------------------------------------------------------------------
SEARS HOLDING CORP            COM   812350106   $26,960    173600   SH         X                          173,600
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP            COM   852061100   $3,772     188700   SH         X                          188,700
-----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS              COM   866810104   $4,895     1179400  SH         X                         1,179,400
-----------------------------------------------------------------------------------------------------------------------------------
THE COOPER COS INC            COM   216648402   $10,461    236200   SH         X                          236,200
-----------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO                    COM   896047107   $5,513     170000   SH         X                          170,000
-----------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO TENDERED           COM   896047107   $30,875    950000   SH         X                          950,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                            INVESTMENT DISCRETION             VOTING AUTHORITY
                                              Fair Market Shares or
                                                 Value    Principal SH/ Put/      Shared  Shared  Other
Issuer                       Title    Cusip      (in       Amount   PRN Call Sole Defined Other  Managers  Sole     Shared   None
                            of Class  Number  thousands)
------------------------------------------------------------------------------------------------------------------------------------
Ubiquitel                     COM   903474302   $2,439     235900   SH         X                          235,900
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES INC        COM   969457100   $18,611    796700   SH         X                          796,700
-----------------------------------------------------------------------------------------------------------------------------------
WR GRACE & CO                 COM   38388f108   $6,578     562200   SH         X                          562,200
-----------------------------------------------------------------------------------------------------------------------------------
White Mountains               COM   BMG9618E1   $6,867      14100   SH         X                           14,100
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS 6.25%
7/15/33 S                     PFD   370442717   $3,806     187400   SH         X                          187,400
-----------------------------------------------------------------------------------------------------------------------------------
BSX JAN'08 20 CALL            CALL  1011379A7   $1,519      6605    SH  CALL   X                           6,605
-----------------------------------------------------------------------------------------------------------------------------------
FSL JAN'07 25 CALL            CALL  3A999W9A7   $1,345      2359    SH  CALL   X                           2,359
-----------------------------------------------------------------------------------------------------------------------------------
GE JAN'08 35 CALL             CALL  3696089A4   $1,783      6605    SH  CALL   X                           6,605
-----------------------------------------------------------------------------------------------------------------------------------
GS JAN 150 CALL               CALL  3G099W9A3    $316        247    SH  CALL   X                            247
-----------------------------------------------------------------------------------------------------------------------------------
KMI NOV 100 CALL              CALL  49455P9K9    $934       2336    SH  CALL   X                           2,336
-----------------------------------------------------------------------------------------------------------------------------------
PD July 80 Call               CALL               $240        500    SH  CALL   X                            500
-----------------------------------------------------------------------------------------------------------------------------------
PG JAN 55 CALL                CALL  7427189A9   $1,698      4245    SH  CALL   X                           4,245
-----------------------------------------------------------------------------------------------------------------------------------
RIO JAN 22.50 CALLS           CALL              $1,239      3539    SH  CALL   X                           3,539
-----------------------------------------------------------------------------------------------------------------------------------
RIO JAN'08 20 CALL            CALL              $3,159      4787    SH  CALL   X                           4,787
-----------------------------------------------------------------------------------------------------------------------------------
SHLD JAN 165 CALL             CALL  4S599W9A1   $1,289       934    SH  CALL   X                            934
-----------------------------------------------------------------------------------------------------------------------------------
WMB JAN'07 20 CALL            CALL  9694579A0    $348        756    SH  CALL   X                            756
-----------------------------------------------------------------------------------------------------------------------------------
WMB JAN'07 22.5 CALL          CALL  9694579A0    $227        756    SH  CALL   X                            756
-----------------------------------------------------------------------------------------------------------------------------------
WMT JAN'08 50 CALL            CALL  9311459A6    $981       1886    SH  CALL   X                           1,886
-----------------------------------------------------------------------------------------------------------------------------------
GRA SEP 15 PUT                PUT   38388F9I1   $1,360      3778    SH   PUT   X                           3,778
-----------------------------------------------------------------------------------------------------------------------------------
PXD DEC 40 PUT                PUT   7237879X7    $694       3750    SH   PUT   X                           3,750
-----------------------------------------------------------------------------------------------------------------------------------
SLE OCT 17.50 PUT             PUT   8031119V7    $310       1937    SH   PUT   X                           1,937
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                        $669,892
(in thousands)

